CEMETERY PROPERTY (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Cemetery property	$ 328,612	$ 330,841	$ 333,404
Cemetery land
Property, Plant and Equipment [Line Items]
Cemetery property		255,708	256,856
Mausoleum crypts and lawn crypts
Property, Plant and Equipment [Line Items]
Cemetery property		$ 75,133	$ 76,548